COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Commitments and Contingencies Disclosure [Text Block]
NOTE 8—COMMITMENTS AND CONTINGENCIES

Litigation

Oracle Litigation. In January 2010, certain subsidiaries of Oracle Corporation (together with its subsidiaries individually and collectively, “Oracle”) filed a lawsuit, Oracle USA, Inc. et al. v. Rimini Street, Inc. et al. (United States District Court for the District of Nevada) (“Rimini I”), against the Company and its Chief Executive Officer, Seth Ravin, alleging that certain of the Company’s processes violated Oracle’s license agreements with its customers and that the Company committed acts of copyright infringement and violated other federal and state laws. The litigation involved the Company’s business processes and the manner in which the Company provided its services to its clients. To provide software support and maintenance services, the Company requests access to a separate environment for developing and testing the updates to the software programs. Prior to July 2014, PeopleSoft, J.D. Edwards and Siebel clients switching from Oracle to the Company’s enterprise software support systems were given a choice of two models for hosting the development and testing environment for their software: the environment could be hosted on the client’s servers or on the Company’s servers. In addition to other allegations, Oracle challenged the Rimini Street-hosted model for certain Oracle license agreements with its customers that contained site-based restrictions. Oracle alleged that its license agreements with these customers restrict licensees’ rights to provide third parties, such as the Company, with copies of Oracle software and restrict where a licensee physically may install the software. Oracle alleged that, in the course of providing services, the Company violated such license agreements and illegally downloaded software and support materials without authorization. Oracle further alleged that the Company impaired its computer systems in the course of downloading materials for the Company’s clients. Oracle filed amended complaints (together, the “amended complaint”) in April 2010 and June 2011. Specifically, Oracle’s amended complaint asserted the following causes of action: copyright infringement; violations of the Federal Computer Fraud and Abuse Act; violations of the Computer Data Access and Fraud Act violations of Nevada Revised Statute 205.4765; breach of contract; inducing breach of contract; intentional interference with prospective economic advantage; unfair competition; trespass to chattels; unjust enrichment/restitution; unfair practices; and a demand for an accounting. Oracle’s amended complaint sought the entry of a preliminary and permanent injunction prohibiting the Company from copying, distributing, using, or creating derivative works based on Oracle Software and Support Materials except as allowed by express license from Oracle; from using any software tool to access Oracle Software and Support Materials; and from engaging in other actions alleged to infringe Oracle’s copyrights or were related to its other causes of action. The parties conducted extensive fact and expert discovery from 2010 through mid-2012.

In March and September 2012, Oracle filed two motions seeking partial summary judgment as to, among other things, its claim of infringement of certain copyrighted works owned by Oracle. In February 2014, the court issued a ruling on Oracle’s March 2012 motion for partial summary judgment (i) summary judgment on granting Oracle’s claim of copyright infringement as it related to two of the Company’s PeopleSoft clients and (ii) denying summary judgment on Oracle’s claim with respect to one of the Company’s J.D. Edwards clients and one of the Company’s Siebel clients. The parties stipulated that the licenses among clients were substantially similar. In August 2014, the court issued a ruling on Oracle’s September 2012 motion for partial summary judgment (i) granting summary judgment on Oracle’s claim of copyright infringement as it relates to Oracle Database and (ii) dismissing the Company’s first counterclaim for defamation, business disparagement and trade libel and the Company’s third counterclaim for unfair competition. In response to the February 2014 ruling, the Company revised its business practices to eliminate the processes determined to be infringing, which was completed no later than July 2014.

A jury trial in Rimini I commenced in September 2015. On October 13, 2015, the jury returned a verdict against the Company finding that (i) the Company was liable for innocent copyright infringement, (ii) the Company and Mr. Ravin were each liable for violating certain state computer access statutes, and (iii) neither the Company nor Mr. Ravin were liable for inducing breach of contract or intentional interference with prospective economic advantage. The jury determined that the copyright infringement did not cause Oracle to suffer lost profits, that the copyright infringement was not willful, and did not award punitive damages. Following post-trial motions, Oracle was awarded a final judgment of $124.4 million, consisting of copyright infringement damages based on the fair market value license damages theory, damages for violation of certain state computer access statutes, prejudgment interest and attorneys’ fees and costs. In addition, the court entered a permanent injunction prohibiting the Company from using certain processes – including processes adjudicated as infringing at trial – that the Company ceased using no later than July 2014. The Company paid the full judgment amount of $124.4 million to Oracle on October 31, 2016 and has appealed the case to the United States Court of Appeals for the Ninth Circuit (“Court of Appeals”) to appeal each of the above items in the final judgment as well as the injunction. With regard to the injunction entered by the court, the Company has argued on appeal that the injunction is vague and contains overly broad language that could be read to cover some of the Company’s current business practices that were not adjudicated to be infringing at trial and should not have been issued under applicable law. On December 6, 2016, the Court of Appeals granted the Company’s emergency motion for a stay of the permanent injunction pending resolution of the underlying appeal and agreed to consider the appeal on an expedited basis. The Court of Appeals heard argument on July 13, 2017. The Company expects a decision from the Court of Appeals by early 2018, although a decision could be announced sooner or later.

The Company accounted for the $124.4 million judgment to Oracle by recording accrued legal settlement expense of (i) $100.0 million for the year ended December 31, 2014, (ii) $21.4 million for the year ended December 31, 2015, and (iii) pre-judgment interest of $3.0 million for the period from January l, 2016 through October 31, 2016 (of which $2.7 million related to the nine months ended September 30, 2016). On October 31, 2016, the Company paid the full judgment amount of $124.4 million to Oracle.

The Company had insurance coverage in place related to the Oracle litigation. In October 2016, the Company received insurance indemnity payments for the judgment totaling $41.7 million as settlement from its insurers without any admission by the insurers of liability. Since the insurance indemnity settlement represented a gain contingency, it was recorded as a reduction in litigation settlement expense in the fourth quarter of 2016 when it was received. As of the issuance date of these unaudited condensed consolidated financial statements, the Court of Appeals had not ruled on the Company’s appeal. An award, if any, that is paid to the Company as a result of the appeal will be reflected as a reduction of litigation settlement expense in the period received, since the appeal is also being accounted for as a gain contingency.

In October 2014, the Company filed a separate lawsuit, Rimini Street Inc. v. Oracle Int‘l Corp. (United States District Court for the District of Nevada) (“Rimini II”), against Oracle seeking a declaratory judgment that the Company’s revised development processes, in use since at least July 2014, do not infringe certain Oracle copyrights. In February 2015, Oracle filed a counterclaim alleging copyright infringement, which included (i) the same allegations asserted in Rimini I but limited to new or existing clients for whom the Company provided support from the conclusion of Rimini I discovery in December 2011 until the revised support processes were fully implemented by July 2014, and (ii) new allegations that the Company’s revised support processes also infringe Oracle copyrights. Oracle’s counterclaim also included allegations of violation of the Lanham Act, intentional interference with prospective economic advantage, breach of contract and inducing breach of contract, unfair competition, and unjust enrichment/restitution. It also sought an accounting. On February 28, 2016, Oracle filed amended counterclaims adding allegations of violation of the Digital Millennium Copyright Act. On December 19, 2016, the Company filed an amended complaint against Oracle asking for a declaratory judgment of non-infringement of copyright and alleging intentional interference with contract, intentional interference with prospective economic advantage, violation of the Nevada Deceptive Trade Practices Act, violation of the Lanham Act, and violation of California Business & Professions Code §17200 et seq. On January 17, 2017, Oracle filed a motion to dismiss the Company’s amended claims and filed its third amended counterclaims, adding three new claims for a declaratory judgment of no intentional interference with contractual relations, no intentional interference with prospective economic advantage, and no violation of California Business & Professions Code §17200 et seq. On February 14, 2017, the Company filed its answer and motion to dismiss Oracle’s third amended counterclaim, which has been fully briefed and is pending consideration by the court. On March 7, 2017, Oracle filed a motion to strike the Company’s copyright misuse affirmative defense which is briefed. By stipulation of the parties, the court granted the Company’s motion to file its third amended complaint to add claims arising from Oracle’s purported revocation of access by the Company to its support websites on behalf of the Company’s clients, which was filed and served on May 2, 2017. By agreement of the parties, Oracle filed its motion to dismiss the Company’s third amended complaint on May 30, 2017, and the Company’s opposition was filed on June 27, 2017, and Oracle’s reply was filed on July 11, 2017. On September 22, 2017, the Court issued an order granting in part and denying in part the Company’s motion to dismiss Oracle’s third amended counterclaim. The Court granted the Company’s motion to dismiss as to count five, intentional interference with prospective economic advantage, and count eight unjust enrichment. On October 5, 2017, Oracle filed a motion for reconsideration of the Court’s September 22, 2017 Order. The Company filed its opposition to Oracle’s motion for reconsideration on October 19, 2017. Oracle filed its reply to its motion for reconsideration on October 26, 2017.

Fact discovery with respect to the above action is currently scheduled to end in February 2018 and expert discovery is currently scheduled to end in July 2018. There is currently no trial date scheduled and the Company does not expect a trial to occur in this matter earlier than 2020, but the trial could occur earlier or later than that. Given that discovery is ongoing, the Company does not have sufficient information regarding possible damages exposure for the counterclaims asserted by Oracle or possible recovery by the Company in connection with its claims against Oracle. Both parties are seeking injunctive relief in addition to monetary damages in this matter. As a result, an estimate of the range of loss cannot be determined. The Company believes that an award for damages is not probable, so no accrual has been made as of September 30, 2017 and December 31, 2016.

Other Litigation. In addition, from time to time, the Company may be a party to litigation and subject to claims incident to the ordinary course of business. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these ordinary course matters will not have a material adverse effect on its business. Regardless of the outcome, litigation can have an adverse impact on the Company because of judgment, defense and settlement costs, diversion of management resources and other factors.

Settlement Agreement

On March 31, 2017, the Company entered into a Settlement Agreement, Release and Policy Buyback Agreement (“Settlement Agreement”) with an insurance company that previously provided coverage for the defense costs related to the Oracle litigation referred to as Rimini II. The Settlement Agreement provided for aggregate payments to the Company of $24.0 million and resulted in the termination of coverage under the insurance policies. Prior to execution of the Settlement Agreement, the insurance company reimbursed the Company an aggregate of $4.7 million of defense costs, and pursuant to the settlement agreed to make an additional payment to the Company of $19.3 million that was received in April 2017. In April 2017, the Company paid $0.6 million of settlement expenses, and the remaining $18.7 million of the settlement proceeds was used to make a mandatory $14.1 million principal payment, and a $4.6 million make-whole interest payment due to the Lenders pursuant to the terms of the Credit Facility discussed in Note 5.

The Settlement Agreement was initially accounted for by recognizing a deferred insurance settlement liability for $19.3 million. This deferred insurance settlement liability is being reduced as legal defense costs related to Rimini II are incurred subsequent to March 31, 2017. Accordingly, legal defense costs of $6.1 million incurred for the nine months ended September 30, 2017, resulted in a reduction of the deferred insurance settlement liability to $13.2 million as of September 30, 2017.

Guarantees

The Company enters into agreements with customers that contain provisions related to liquidated damages that would be triggered in the event that the Company is no longer able to provide services to these customers. The maximum cash payments related to these liquidated damages is approximately $19.7 million and $11.3 million as of September 30, 2017 and December 31, 2016, respectively. To date, the Company has not incurred any costs as a result of such provisions and has not accrued any liabilities related to such provisions in these condensed consolidated financial statements.

NOTE 9-COMMITMENTS AND CONTINGENCIES

Operating leases

The Company leases its office facilities under non-cancellable operating lease agreements that expire from March 2017 to January 2023. The Company recognizes rent expense on a straight-line basis over the lease period. Rent expense for the years ended December 31, 2014, 2015 and 2016 was $2.2 million, $3.1 million and $4.2 million, respectively.

Future minimum lease payments under the non-cancellable operating lease agreements are as follows (in thousands):

Year Ending December 31,
2017	$4,198
2018	3,899
2019	3,350
2020	3,001
2021	2,883
Thereafter	2,075

Total	$19,406

Capital leases

The Company has entered into various capital lease agreements for certain computer equipment. The lease terms are 36 months with annual interest rates of 4% to 12%. As of December 31, 2016, the future annual minimum lease payments under capital lease obligations are as follows (in thousands):

Year ending December 31,
2017	$893
2018	460
2019	87

Total minimum lease payments	1,440
Less amounts representing interest	125

Present value of minimum lease payments	1,315
Less current portion, included in accrued expenses	802

Long term obligation, included in other long-term liabilities	$513

As of December 31, 2015 and 2016, the carrying values of leased equipment (included as a component of property and equipment) in the consolidated balance sheets, are as follows (in thousands):

	2015	2016
Leased computer equipment	$1,479	$2,487
Less accumulated depreciation	(379)	(946)

Net	$1,100	$1,541

Retirement Plan

The Company has a qualified 401(k) plan for all eligible U.S. employees. Employees may contribute up to the statutory maximum, which is set by law each year. The plan also provides for discretionary employer contributions in an amount equal to 100% of each employee’s contribution, not to exceed 4% of eligible compensation. The Company’s matching contribution to the plan totaled $0.7 million, $1.1 million and $1.4 million for the years ended December 31, 2014, 2015 and 2016, respectively.

Litigation

Oracle Litigation. In January 2010, certain subsidiaries of Oracle Corporation (together with its subsidiaries individually and collectively, “Oracle”) filed a lawsuit, Oracle USA, Inc. et al. v. Rimini Street, Inc. et al. (United States District Court for the District of Nevada) (“Rimini I”), against the Company and its Chief Executive Officer, Seth Ravin, alleging that certain of the Company’s processes violated Oracle’s license agreements with its customers and that the Company committed acts of copyright infringement and violated other federal and state laws. The litigation involved the Company’s business processes and the manner in which the Company provided its services to its clients. To provide software support and maintenance services, the Company requests access to a separate environment for developing and testing the updates to the software programs. Prior to July 2014, PeopleSoft, J.D. Edwards and Siebel clients switching from Oracle to the Company’s enterprise software support systems were given a choice of two models for hosting the development and testing environment for their software: the environment could be hosted on the client’s servers or on the Company’s servers. In addition to other allegations, Oracle challenged the Rimini Street-hosted model for certain Oracle license agreements with its customers that contained site-based restrictions. Oracle alleged that its license agreements with its customers restrict licensees’ rights to provide third parties with copies of Oracle software and restrict where a licensee physically may install the software. Oracle alleged that, in the course of providing services, the Company violated such license agreements and illegally downloaded software and support materials without authorization. Oracle further alleged that the Company impaired its computer systems in the course of downloading materials for the Company’s clients. Oracle filed amended complaints (together, the “amended complaint”) in April 2010 and June 2011. Specifically, Oracle’s amended complaint asserted the following causes of action: copyright infringement; violations of the Federal Computer Fraud and Abuse Act; violations of the Computer Data Access and Fraud Act; violations of Nevada Revised Statute 205.4765; breach of contract; inducing breach of contract; intentional interference with prospective economic advantage; unfair competition; trespass to chattels; unjust enrichment/restitution; unfair practices; and a demand for an accounting. Oracle’s amended complaint sought the entry of a preliminary and permanent injunction prohibiting the Company from copying, distributing, using, or creating derivative works based on Oracle Software and Support Materials except as allowed by express license from Oracle; as from using any software tool to access Oracle Software and Support Materials; and from engaging in other actions alleged to infringe Oracle’s copyrights or were related to its other causes of action. The parties conducted extensive fact and expert discovery from 2010 through mid-2012.

In March and September 2012, Oracle filed two motions seeking partial summary judgment as to, among other things, its claim of infringement of certain copyrighted works owned by Oracle. In February 2014, the court issued a ruling on Oracle’s March 2012 motion for partial summary judgment (i) granting summary judgment on Oracle’s claim of copyright infringement as it related to two of the Company’s PeopleSoft clients and (ii) denying summary judgment on Oracle’s claim with respect to one of the Company’s J.D. Edwards clients and one of the Company’s Siebel clients. The parties stipulated that the licenses among clients were substantially similar. In August 2014, the court issued a ruling on Oracle’s September 2012 motion for partial summary judgment (i) granting summary judgment of Oracle’s claim of copyright infringement as it relates to Oracle Database and (ii) dismissing the Company’s first counterclaim for defamation, business disparagement and trade libel and the Company’s third counterclaim for unfair competition. The Company believes it is in compliance with the court’s decisions not later than July 2014 when it revised its business practices to eliminate the processes determined to be infringing.

A jury trial in Rimini I commenced in September 2015. On October 13, 2015, the jury returned a verdict against the Company that (i) the Company was liable for innocent copyright infringement, (ii) the Company and Mr. Ravin were each liable for violating certain state computer access statutes and (iii) neither we nor Mr. Ravin were liable for inducing breach of contract or intentional interference with prospective economic advantage. The jury determined that the copyright infringement did not cause Oracle to suffer lost profits, that the copyright infringement was not willful, and did not award punitive damages. Following post-trial motions, Oracle was awarded a final judgment of $124.4 million, consisting of copyright infringement damages based on the fair market value license damages theory, damages for violation of certain state computer access statutes, prejudgment interest and attorneys’ fees and costs. In addition, the court entered a permanent injunction prohibiting the Company from using certain processes - including processes adjudicated as infringing at trial - that the Company ceased using no later than July 2014. The Company paid the full judgment amount of $124.4 million to Oracle on October 31, 2016 and has appealed the case to the United States Court of Appeals for the Ninth Circuit (“Court of Appeals”) to appeal each of the above items in the final judgment as well as the injunction. With regard to the injunction entered by the court, the Company has argued on appeal that the injunction is vague and contains overly broad language that could be read to cover some of the Company’s current business practices that were not adjudicated to be infringing at trial and should not have been issued under applicable law. On December 6, 2016, the Court of Appeals granted the Company’s emergency motion for a stay of the permanent injunction pending resolution of the underlying appeal and agreed to consider the appeal on an expedited basis. Oral argument before the Court of Appeals is scheduled for July 13, 2017. The Company expects a decision from the Court of Appeals on its appeal by early 2018, although a decision could be announced sooner or later.

The Company accounted for the $124.4 million award to Oracle by recording accrued legal settlement expense of (i) $100.0 million for the year ended December 31, 2014, (ii) $21.4 million for the year ended December 31, 2015, and (iii) pre-judgment interest of $3.0 million for the period from January l, 2016 through October 31, 2016. Prior to issuance of the 2014 financial statements, the Company made an offer to Oracle for $100.0 million to settle the litigation and recorded the $100.0 million as a liability as of December 31, 2014 because it was considered probable that a contingent liability had been incurred for the amount of the offer. As a result, the Company accrued a legal settlement expense of $100.0 million as of December 31, 2014 as stated above. On October 31, 2016, the Company paid the full judgement amount of $124.4 million to Oracle.

The Company had insurance coverage in place for reasonable defense costs related to the Oracle litigation. In October 2016, the Company received insurance indemnity payments for the judgment totaling $41.7 million as settlement from its insurers without any admission by the insurers of liability. Since the insurance indemnity settlement represents a gain contingency, it has been recorded as a reduction in litigation settlement expense for the year ended December 31, 2016. As of the issuance date of the consolidated financial statements for the year ended December 31, 2016, the Circuit Court had not ruled on the Company’s appeal. An award, if any, that is paid to the Company as a result of the appeal net of any insurance reimbursement will be reflected as a reduction of litigation settlement expense in the period received, since the appeal is also being accounted for as a gain contingency.

In October 2014, the Company filed a separate lawsuit, Rimini Street Inc. v. Oracle Int’l Corp. (United States District Court for the District of Nevada) (“Rimini II”), against Oracle seeking declaratory judgment that the Company’s revised development processes, in use since at least July 2014, do not infringe certain Oracle copyrights. In February 2015, Oracle filed a counterclaim alleging copyright infringement, which included (i) the same allegations asserted in Rimini I but limited to new or existing clients for whom the Company provided support from the conclusion of Rimini I discovery in December 2011 until the revised support processes were fully implemented by July 2014, and (ii) new allegations that the Company’s revised support processes also infringe Oracle copyrights.

Oracle’s counterclaim also included allegations of violation of the Lanham Act, intentional interference with prospective economic advantage, breach of contract and inducing breach of contract, unfair competition, and unjust enrichment/restitution. It also sought an accounting. On February 28, 2016, Oracle filed amended counterclaims adding allegations of violation of the Digital Millennium Copyright Act. On December 19, 2016, the Company filed an amended complaint against Oracle asking for a declaratory judgment of non-infringement of copyright and alleging intentional interference with contract, intentional interference with prospective economic advantage, violation of the Nevada Deceptive Trade Practices Act, violation of the Lanham Act, and violation of California Business & Professions Code §17200 et seq. On January 17, 2017, Oracle filed a motion to dismiss the Company’s amended claims and filed its third amended counterclaims, adding three new claims for a declaratory judgment of no intentional interference with contractual relations, no intentional interference with prospective economic advantage, and no violation of California Business & Professions Code §17200 et seq. On February 14, 2017, the Company filed its answer and motion to dismiss Oracle’s third amended counterclaim, which has been fully briefed and is pending consideration by the court. On March 7, 2017, Oracle filed a motion to strike the Company’s copyright misuse affirmative defense which is briefed and pending consideration by the court. By stipulation of the parties, the court granted the Company’s motion to file its third amended complaint to add claims arising from Oracle’s purported revocation of access by the Company to its support websites on behalf of the Company’s clients, which was filed and served on May 2, 2017. By agreement of the parties, Oracle filed its motion to dismiss the Company’s third amended complaint on May 30, 2017, and the Company’s opposition is due on June 27, 2017, and any reply by Oracle is due on July 11, 2017.

Discovery with respect to the above action is expected to continue through at least July 2018. There is currently no trial date scheduled and the Company does not expect a trial to occur in this matter earlier than 2020, but the trial could occur earlier or later than that. Given that discovery is ongoing, the Company does not have sufficient information regarding possible damages exposure for the counterclaims asserted by Oracle or possible recovery by the Company in connection with its claims against Oracle. Both parties are seeking injunctive relief in addition to monetary damages in this matter. As a result, an estimate of the range of loss cannot be determined. The Company believes that an award for damages is not probable, so no accrual has been made as of December 31, 2016.

Other Litigation. In addition, from time to time, the Company may be a party to litigation and subject to claims incident to the ordinary course of business. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these ordinary course matters will not have a material adverse effect on its business. Regardless of the outcome, litigation can have an adverse impact on the Company because of judgment, defense and settlement costs, diversion of management resources and other factors.

Guarantees

The Company enters into agreements with customers that contain provisions related to liquidated damages that would be triggered in the event that the Company is no longer able to provide services to these customers. The maximum cash payments related to these liquidated damages is approximately $15.3 million and $11.3 million as of December 31, 2015 and 2016, respectively. To date, the Company has not incurred any material costs as a result of such provisions and have not accrued any liabilities related to such provisions in the consolidated financial statements.

GP Investments Acquisition Corp [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Commitments and Contingencies Disclosure [Text Block]
NOTE 6. COMMITMENTS AND CONTINGENCIES

Contingent Transaction Fee Arrangements

The Company had entered into fee arrangements with the Sponsor pursuant to which certain fees incurred by the Company in connection with the proposed merger with WKI would be deferred and become payable only if the Company consummated a Business Combination. If a Business Combination did not occur, the Company would not be required to pay these contingent fees. As of September 30, 2017, the amount of these contingent fees was approximately $3,993,000. On October 10, 2017, in connection with the Rimini Merger, the Sponsor relieved the Company of its obligations to pay these contingent fees in its entirety. Accordingly, all contingent fees that had been previously incurred are no longer due and payable. See also Note 9 for contingent fees related to the Rimini Merger.

Registration Rights

Pursuant to a warrant agreement entered into on May 19, 2015, between the Company and Continental Stock Transfer & Trust Company, as warrant agent, the Company has agreed to use its best efforts to file a registration statement with the SEC registering resales of shares of common stock issuable upon the exercise of the Public Warrants, in addition to certain other securities, by October 31, 2017.

In addition, pursuant to a registration rights agreement entered into on May 19, 2015 with the holders of the founder shares, Private Placement Warrants and certain other warrants, the holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities and shares that may be issued upon conversion of the Private Placement Warrants and certain other warrants. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable Lock-Up Period (as defined in the registration rights agreement). The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were entitled to an underwriting discount of 6.0%, of which 2.5%, or $4,312,500, was paid in cash at the closing of the Initial Public Offering on May 26, 2015, and up to 3.5%, or $6,037,500, was deferred. At the completion of the Rimini Merger, the $6,037,500 deferred fee owed to the underwriters for their services was settled for cash in the amount of $4,429,306 and the balance was settled with newly issued shares of the Company (see Note 9).

NOTE 6. COMMITMENTS AND CONTINGENCIES

Contingent Transaction Fee Arrangements

The Company has entered into fee arrangements with certain service providers and advisors pursuant to which certain fees incurred by the Company in connection with a potential Business Combination will be deferred and become payable only if the Company consummates a Business Combination. If a Business Combination does not occur, the Company will not be required to pay these contingent fees. As of December 31, 2016, the amount of these contingent fees was approximately $3,993,000. To the extent a Business Combination is consummated, the Company anticipates incurring a significant amount of additional costs. There can be no assurances that the Company will complete a Business Combination.

Registration Rights

Pursuant to a registration rights agreement entered into on May 19, 2015 with the holders of the founder shares, Private Placement Warrants and Warrants, the holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities and shares that may be issued upon conversion of the Private Placement Warrants, Warrants and Working Capital Loans, if any. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable Lock-Up Period (as defined in the registration rights agreement). The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to an underwriting discount of 6.0%, of which two and one-half percent (2.5%), or $4,312,500, was paid in cash at the closing of the Initial Public Offering on May 26, 2015, and up to three and one-half percent (3.5%), or $6,037,500, has been deferred. The deferred fee is payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.